Related Party Transactions - Schedule of Dues Payables to Related Party (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction
Total	$ 1,974	$ 47
KNOT | Drydocking supervision fee
Related Party Transaction
Total	$ 134	$ 47
KOAS [Member]
Related Party Transaction
Margin rate on administration cost	5.00%
KOAS [Member] | Equipment purchased
Related Party Transaction
Total	$ 1,840
Amount of parts purchased	$ 1,840